Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income tax expense reconciled to profit before income tax expense
Profit before income tax expense	$ 8,469	$ 8,501	$ 4,266
Tax at the Australian company tax rate of 30%	$ 2,541	$ 2,550	$ 1,280
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	$ 67	$ 59	$ 56
Life insurance: Tax adjustment on policyholder earnings	(1)	3	(17)
Life insurance: Adjustment for life business tax rates			1
Other non-assessable items	(97)	(6)	(3)
Other non-deductible items	409	252	585
Adjustment for overseas tax rates	(31)	(16)	16
Income tax (over)/under provided in prior years	(77)	3	1
Other items	(41)	193	55
Total income tax expense	2,770	3,038	$ 1,974
Parent Entity
Income tax expense reconciled to profit before income tax expense
Profit before income tax expense	14,367	6,761
Tax at the Australian company tax rate of 30%	4,310	2,028
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	67	59
Dividend adjustments	(1,990)	(355)
Other non-assessable items	(64)	(5)
Other non-deductible items	24	204
Adjustment for overseas tax rates	(2)	9
Income tax (over)/under provided in prior years	(52)	(2)
Other items	(104)	210
Total income tax expense	$ 2,189	$ 2,148